Derivative Financial Instruments - Dealer Counterparties and Central Clearing Parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Unsecured positions in a net gain with counterparties after collateral postings	$ 951	$ 684
Asset Pledged as Collateral
Credit Derivatives [Line Items]
Securities, fair value	41,270	38,012
Dealer and other counterparties:
Credit Derivatives [Line Items]
Cash and other collateral received from counterparties	609	542
Derivatives in a net gain position	735	618
Unsecured positions in a net gain with counterparties after collateral postings	126	76
Cash collateral posted	960	590
Derivatives in a net loss position	1,052	692
Central counterparties clearing:
Credit Derivatives [Line Items]
Cash and other collateral received from counterparties	0	4
Derivatives in a net gain position	2	12
Cash collateral posted	14	45
Derivatives in a net loss position	8	13
Central counterparties clearing: | Asset Pledged as Collateral
Credit Derivatives [Line Items]
Securities, fair value	$ 1,249	$ 639